Trade Accounts Receivable - Additional Information (Detail) - MXN ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Trade Accounts Receivable [Abstract]
Account receivable for passenger charger fees	$ 995,929,000	$ 644,142,000	$ 414,655,000
Allowances for expected credit loss in customer balances	17,145,000	12,412,000	9,876,000
Allowances for doubtful accounts in arrears of payments	31,530,000	19,116,000	20,746,000
Allowances for doubtful accounts at reversal of bad debt	8,142,000	11,100,000	14,884,000
Allowances for doubtful accounts of writeOff			$ 105,236,000
Allowance for doubtful accounts cancellations	$ 0	$ 0